Current Liabilities - Convertible Note - Additional Information (Detail)			1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 18, 2025 $ / shares $ / shares shares	May 11, 2015 AUD ($)	Oct. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2025 AUD ($) $ / shares shares	Jun. 30, 2023	Nov. 30, 2019 $ / shares shares	Jun. 30, 2016 AUD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes		$ 13,750,828
Convertible Notes issued						$ 13,750,828
Convertible Notes, Face value						$ 1
Convertible notes exercise price | (per share)	$ 0.15					$ 0.15
Interest rate						3.00%
Discount rate									15.00%
Percentage of convertible notes converted to ordinary shares			6.25%	12.50%	75.00%
Percentage of convertible notes converted to ordinary shares in three issuances					25.00%
Percentage of original convertible notes balance remain outstanding	6.25%						6.25%
Number of shares converted into ordinary shares | shares	7,441,304					7,432,958
Notional Amount						$ 1,114,944
Convertible instruments outstanding amount						859,427
Ordinary Share Issued on Exercise of Warrants | shares	33,904
March 18 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						3,437,707
May 14 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						3,437,707
June 7 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						3,437,707
March 14 2022 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						1,718,853
October 14 2022 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						859,427
July 18, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued						859,427
Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Face value						$ 0.15
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value									$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares						8,475,995
Exercise price | $ / shares						$ 0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares						371,445,231
Exercise price | $ / shares						$ 0.0237
Restated Warrants Exercise Price One [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares								847,600
Exercise price | $ / shares								$ 0.248
Restated Warrants Exercise Price Two [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares								37,144,524
Exercise price | $ / shares								$ 0.235
Restated Warrants Exercise Price Three [Member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares	847,600
Exercise price | $ / shares	$ 0.24